Segment reporting - Consolidated total assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Segment reporting
Goodwill	¥ 26,550,297	$ 3,795,014
Current assets	87,901,364	12,564,338	¥ 31,025,987
TOTAL ASSETS	143,950,765	20,575,859	¥ 81,334,025
Operating Segment
Segment reporting
Long-Lived Assets	29,499,104	4,216,507
Goodwill	26,550,297	3,795,014
Current assets	87,679,991	12,532,696
Corporate Non Segment
Segment reporting
Current assets	221,373	$ 31,642
Adult education supporting services | Operating Segment
Segment reporting
Long-Lived Assets	6,415,816
Goodwill	6,813,568
Current assets	37,646,941
Safety technology training services | Operating Segment
Segment reporting
Long-Lived Assets	3,893,980
Goodwill	8,023,610
Current assets	27,611,546
Online course services | Operating Segment
Segment reporting
Long-Lived Assets	19,189,308
Goodwill	11,645,998
Current assets	22,161,654
Customized equipment sales | Operating Segment
Segment reporting
Goodwill	67,121
Current assets	¥ 259,850